SCHEDULE OF MERGER CONSOLIDATED BALANCE SHEET (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Current assets:
Cash and cash equivalents		$ 396,216	$ 92,813
Accounts Receivable		47,682
Taxes recoverable		26
Inventory		171,726
Related party transactions
Other current assets		47,772	3,621
Total current assets		663,422	96,434
Property and equipment, net		1,717,488	320,700
Total assets		2,380,910	417,134
Current liabilities:
Accounts payable		346,346	59,009
Related party transactions		872,942	674,461
Other current liabilities		8,083	648
Total current liabilities		1,227,371	734,118
Non Current liabilities:
Other non-current liabilities		33,961	4,729
Total current liabilities		33,961	4,729
Total liabilities		1,261,332	738,847
Total stockholders’ equity		1,119,578	(321,713)
Total liabilities and stockholders’ equity		$ 2,380,910	417,134
Apollo Resources Corporation [Member]
Current assets:
Cash and cash equivalents			5,973
Accounts Receivable
Taxes recoverable
Inventory
Related party transactions			674,461
Other current assets			30,147
Total current assets			710,581
Property and equipment, net			1,059,862
Total assets			1,770,443
Current liabilities:
Accounts payable			22,601
Related party transactions
Other current liabilities			40,951
Total current liabilities			63,552
Non Current liabilities:
Other non-current liabilities			53,849
Total current liabilities			53,849
Total liabilities			117,401
Total stockholders’ equity			1,653,042
Total liabilities and stockholders’ equity			1,770,443
Intragroup Transactions [Member]
Current assets:
Cash and cash equivalents
Accounts Receivable
Taxes recoverable
Inventory
Related party transactions			674,461
Other current assets
Total current assets			674,461
Property and equipment, net
Total assets			674,461
Current liabilities:
Accounts payable
Related party transactions			674,461
Other current liabilities
Total current liabilities			674,461
Non Current liabilities:
Other non-current liabilities
Total current liabilities
Total liabilities			674,461
Total stockholders’ equity
Total liabilities and stockholders’ equity			674,461
Proforma Consolidated [Member]
Current assets:
Cash and cash equivalents			98,786
Accounts Receivable
Taxes recoverable
Inventory
Related party transactions
Other current assets			33,768
Total current assets			132,554
Property and equipment, net			1,380,562
Total assets			1,513,116
Current liabilities:
Accounts payable			81,610
Related party transactions
Other current liabilities			41,599
Total current liabilities			123,209
Non Current liabilities:
Other non-current liabilities			58,578
Total current liabilities			58,578
Total liabilities			181,787
Total stockholders’ equity			1,331,329
Total liabilities and stockholders’ equity			$ 1,513,116
Consolidated Pre Merger [Member] | Apollo Resources Corporation [Member]
Current assets:
Cash and cash equivalents	$ 16,648
Accounts Receivable	35,082
Taxes recoverable
Inventory	206,510
Other current assets	8,684
Total current assets	266,924
Property and equipment, net	336,120
Intangible assets, net
Total assets	603,044
Current liabilities:
Accounts payable	49,468
Related party transactions	279,816
Other current liabilities	1,757
Total current liabilities	331,041
Non Current liabilities:
Other non-current liabilities	4,685
Total current liabilities	4,685
Total liabilities	335,726
Total stockholders’ equity	267,318
Total liabilities and stockholders’ equity	603,044
Merged Entity [Member] | Apollo Resources Corporation [Member]
Current assets:
Cash and cash equivalents	2,857
Accounts Receivable
Taxes recoverable	26
Inventory
Other current assets	22,565
Total current assets	25,448
Property and equipment, net	1,273,827
Intangible assets, net
Total assets	1,299,275
Current liabilities:
Accounts payable	24,215
Related party transactions	481,815
Other current liabilities	6,561
Total current liabilities	512,591
Non Current liabilities:
Other non-current liabilities	13,718
Total current liabilities	13,718
Total liabilities	526,309
Total stockholders’ equity	772,966
Total liabilities and stockholders’ equity	1,299,275
Consolidated Post Merger [Member] | Apollo Resources Corporation [Member]
Current assets:
Cash and cash equivalents	19,505
Accounts Receivable	35,082
Taxes recoverable	26
Inventory	206,510
Other current assets	31,249
Total current assets	292,372
Property and equipment, net	1,609,947
Intangible assets, net
Total assets	1,902,319
Current liabilities:
Accounts payable	73,683
Related party transactions	761,631
Other current liabilities	8,318
Total current liabilities	843,632
Non Current liabilities:
Other non-current liabilities	18,403
Total current liabilities	18,403
Total liabilities	862,035
Total stockholders’ equity	1,040,284
Total liabilities and stockholders’ equity	$ 1,902,319